Income Taxes (Details) (USD $)	3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 31, 2012	Nov. 01, 2011	Aug. 02, 2011	May 03, 2011	Feb. 01, 2011	Nov. 02, 2010	Aug. 03, 2010	May 04, 2010	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010
Current:
Federal											$ 291,000
State											2,165,000	964,000	1,427,000
Total current income tax expenses											2,456,000	964,000	1,427,000
Deferred:
Federal											(10,912,000)		(22,000)
State											(359,000)	(118,000)
Total deferred income tax expenses									4,261,000		(11,271,000)	(118,000)	(22,000)
Total income tax expense (benefit)	(9,685,000)	551,000	239,000	80,000	(1,046,000)	1,791,000	1,865,000	(1,764,000)	11,488,000	319,000	(8,815,000)	846,000	1,405,000
Differences between the effective tax rate reflected in the provision for income taxes on income (loss) before income taxes and the statutory federal rate
Statutory federal rate (as a percent)									35.00%		35.00%	35.00%	35.00%
Computed tax at 35% of income (loss) before income taxes											8,938,000	419,000	(1,144,000)
State income taxes, net of federal income tax benefit											2,168,000	627,000	1,072,000
Stock-based compensation											53,000	(180,000)	30,000
Goodwill impairment												164,000
Change in valuation allowance											(20,050,000)	(234,000)	1,419,000
Other											76,000	50,000	28,000
Total income tax expense (benefit)	(9,685,000)	551,000	239,000	80,000	(1,046,000)	1,791,000	1,865,000	(1,764,000)	11,488,000	319,000	(8,815,000)	846,000	1,405,000
Effective tax rate (as a percent)									36.70%	6.40%	(34.50%)	70.70%	(43.00%)
Current
Allowance for doubtful accounts	36,000				39,000						36,000	39,000
Inventories	682,000				465,000						682,000	465,000
Accrued liabilities	2,799,000				2,043,000						2,799,000	2,043,000
Charitable contribution carryforward	250,000										250,000
Tax credits	654,000										654,000
Net operating loss carryforward	8,286,000										8,286,000
Gross deferred income tax assets, current	12,707,000				2,547,000						12,707,000	2,547,000
Valuation allowance, current					(2,376,000)							(2,376,000)
Net deferred income tax assets, current	12,707,000				171,000						12,707,000	171,000
Noncurrent
Noncurrent liabilities	3,392,000				1,788,000						3,392,000	1,788,000
Charitable contribution carryforward					107,000							107,000
Tax credits					366,000							366,000
Net operating loss carryforward					14,941,000							14,941,000
Goodwill	2,328,000				3,917,000						2,328,000	3,917,000
Gross deferred income tax assets, noncurrent	5,720,000				21,119,000						5,720,000	21,119,000
Valuation allowance, noncurrent					(17,674,000)							(17,674,000)
Net deferred income tax assets, noncurrent	5,720,000				3,445,000						5,720,000	3,445,000
Current
Other current assets	(133,000)				(89,000)						(133,000)	(89,000)
Deferred income tax liabilities, current	(133,000)				(89,000)						(133,000)	(89,000)
Noncurrent
Nonamortizing intangible assets	(30,053,000)				(29,878,000)						(30,053,000)	(29,878,000)
Amortizable intangible assets	(756,000)				(806,000)						(756,000)	(806,000)
Property and equipment	(5,956,000)				(2,721,000)						(5,956,000)	(2,721,000)
Deferred income tax liabilities, noncurrent	(36,765,000)				(33,405,000)						(36,765,000)	(33,405,000)
Net deferred income tax assets (liabilities), current	12,574,000				82,000						12,574,000	82,000
Net deferred income tax assets (liabilities), noncurrent	(31,045,000)				(29,960,000)				(27,726,000)		(31,045,000)	(29,960,000)
Net operating loss carryforwards	38,000,000										38,000,000
Net tax basis in excess of book basis in amortizable goodwill related to certain acquisitions	5,000,000										5,000,000
Amount of cash tax benefit not received related to amortization of excess tax basis	3,900,000										3,900,000
Valuation allowance					20,100,000							20,100,000
Amount of deferred tax benefit recognized											20,100,000
Reduction in deferred tax benefit resulting primarily from the utilization of a net operating loss carryforwards		5,900,000									5,900,000
Reduction in deferred tax benefit resulting from the year-end evaluation supporting that deferred tax assets will be realized in future periods	14,200,000										14,200,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at beginning of period				369,000				369,000	373,000	369,000	369,000	369,000	369,000
Increases related to prior year tax positions											4,000
Balance at end of period	$ 373,000				$ 369,000						$ 373,000	$ 369,000	$ 369,000